Note 21 - Borrowings - Borrowings Evolution (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)
Note 21 - Borrowings
At the beginning of the year, noncurrent	$ 46,433
At the beginning of the year, current	682,329
Translation differences, noncurrent	45
Translation differences, current	(74,851)
Proceeds and repayments, net, noncurrent	20,000
Proceeds and repayments, net, current	(231,797)
Interests accrued less payments, noncurrent	11
Interests accrued less payments, current	(2,702)
Reclassifications, noncurrent	(18,185)
Reclassifications, current	18,185
Increase due to business combinations, noncurrent		[1]
Increase due to business combinations, current	122,839	[1]
Overdrafts variation, noncurrent
Overdrafts variation, current	21,130
At the end of the year, noncurrent	48,304
At the end of the year, current	$ 535,133

[1]	Related to the GPC acquisition, for more information see note 34 to these Consolidated Financial Statements.